UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York  10017
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Form 13F File Number:  28-11992
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

       /S/PETER W. MAY             New York, New York             8/14/08
       ------------------------   ------------------------------  --------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    4
                                               -------------

Form 13F Information Table Entry Total:              18
                                               -------------

Form 13F Information Table Value Total:         $ 3,590,639
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number          Name
    ---     --------------------          ------

     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-11993                      Trian Partners GP, L.P.

                                                 FORM 13F INFORMATION TABLE



COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------             --------        --------   --------            --------          --------      --------        --------
                                                 VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER     VOTING AUTHORITY
                                                                                                               ----------------
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS  SOLE   SHARED   NONE
--------------     --------------     -----     --------     -------    ---  ----    ----------     --------  ----   ------   ----

Wendy's Intl Inc.       COM        950590109    114,869     4,220,004   SH            Defined       1,2,3,4        4,220,004

H.J. Heinz Co.          COM        423074103    427,206     8,928,018   SH            Defined       1,2,3,4        8,928,018

Chemtura Corp.          COM        163893100     52,536     8,995,842   SH            Defined       1,2,3,4        8,995,842

Tiffany & Co. NEW       COM        886547108    410,240    10,067,240   SH            Defined       1,2,3,4       10,067,240

Cheesecake Factory Inc. COM        163072101     51,364     3,228,424   SH            Defined       1,2,3,4        3,228,424

Kraft Foods Inc.        CL A       50075N104    884,642    31,094,639   SH            Defined       1,2,3,4       31,094,639

Cintas Corp.            COM        172908105     21,234       800,975   SH            Defined       1,2,3            800,975

Target Corp.            COM        87612E106     43,569       937,172   SH            Defined       1,2,3            937,172

Hansen Nat Corp.        COM        411310105     37,240     1,292,166   SH            Defined       1,2,3          1,292,166

First Amern Corp Calif  COM        318522307     17,994       681,596   SH            Defined       1,2,3            681,596

UST Inc.                COM        902911106     14,732       269,766   SH            Defined       1,2,3            269,766

Philip Morris Intl Inc. COM        718172109     17,331       350,903   SH            Defined       1,2,3            350,903

Wyeth                   COM        983024100     73,649     1,535,633   SH            Defined       1,2,3          1,535,633

P F Changs Chinese
   Bistro               COM        69333Y108     23,700     1,060,875   SH            Defined       1,2,3          1,060,875

Lorillard Inc.          COM        544147101     22,651       327,517   SH            Defined       1,2,3            327,517

Orient-Express
   Hotels Ltd           CLA        G67743107     42,713       983,269   SH            Defined       1,2,3            983,269

Dr. Pepper Snapple
   Group Inc.           COM        26138E109     97,825     4,662,758   SH            Defined       1,2,3          4,662,758

SPDR TR              UNIT SER 1    78462F103  1,237,144     9,666,700   SH   PUT      Defined       1,2,3,4        9,666,700
